Financial risk management	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial risk management	Financial risk management
Financial risk factors

The Group's activities are subject to several financial risks: market risk (including currency risk and interest rate risk), credit risk and liquidity risk. The Group strive to minimize potential unfavorable effects from these risks on the Group´s financial results.

The aim of the Group´s financial operations is to:

•Ensure that the Group can meet their financial obligations timely,
•Manage financial risks, and
•Ensure a supply of necessary financing.

The Group´s risk management is predominantly controlled by senior management.

Market risk - Currency risk (transaction risk)

The Group operates internationally and are exposed to currency risk where invoicing is made in a currency other than the functional currency of the relevant Group entity. Primarily, the Group is exposed to currency risk in Group companies with SEK as the functional currency. The primary risks in these companies are USD/SEK, EUR/SEK, GBP/SEK and JPY/SEK due to sales (trade receivables and royalties) and purchases (trade payables and accrued expenses). Mitigation of this risk occurs naturally by matching expenses and obtaining borrowings, as required, in the same foreign currency. The currency risk is monitored on a regular basis. The Group has not entered into derivative currency instruments during the reported period.

Exposure

The Group's primary exposure to foreign currency risk at the end of the reporting period was as follows:

	As of December 31, 2023
Amounts in thousands of USD	U.S.$	EUR	GBP	JPY
Trade receivables	$10,803	$13,054	$5,287	$3,272
Trade payable	7,083	3,916	122	—
Royalties	4,730	—	58	—
Accrued expenses	3,352	965	55	—

	As of December 31, 2022
Amounts in thousands of USD	U.S.$	EUR	GBP	JPY
Trade receivables	$18,095	$8,509	$1,912	$1,403
Trade payable	2,258	1,183	8	2
Royalties	2,321	—	—	—
Accrued expenses	1,553	2,167	18	—

Sensitivity

The following table demonstrates the sensitivity to a reasonably possible change in USD, EUR, GBP and JPY against SEK as of December 31, 2023 and 2022, with all other variables held constant. The impact on the Group’s loss before tax is due to changes in the fair value of monetary item assets and monetary liabilities. There is no additional impact on the components of equity because the Group did not have any item that directly affected equity. The Group’s exposure to foreign currency changes for all other currencies than SEK is not material.

The below analysis is based on a foreign currency rate changes of 3% on the USD, EUR, GBP and JPY.

The Group's risk exposure in foreign currencies:

As of December 31, 2023
Impact of non-functional currency foreign exchange exposures (Amounts in thousands of USD)	(Increase)/decrease in loss before tax
USD/SEK exchange rate - increase 3%	(83)
USD/SEK exchange rate - decrease 3%	83
EUR/SEK exchange rate - increase 3%	237
EUR/SEK exchange rate - decrease 3%	(237)
GBP/SEK exchange rate - increase 3%	148
GBP/SEK exchange rate - decrease 3%	(148)
JPY/SEK exchange rate - increase 3%	96
JPY/SEK exchange rate - decrease 3%	(96)

As of December 31, 2022
Impact of non-functional currency foreign exchange exposures (Amounts in thousands of USD)	(Increase)/decrease in loss before tax
USD/SEK exchange rate - increase 3%	406
USD/SEK exchange rate - decrease 3%	(406)
EUR/SEK exchange rate - increase 3%	151
EUR/SEK exchange rate - decrease 3%	(151)
GBP/SEK exchange rate - increase 3%	57
GBP/SEK exchange rate - decrease 3%	(57)
JPY/SEK exchange rate - increase 3%	42
JPY/SEK exchange rate - decrease 3%	(42)

Market risk - Interest-rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

As of December 31, 2023, the Group does not have any outstanding debt or other debt structures other than leasing. The Group does not hold any fixed-income investments.

Interest rate derivative instruments were not used by the Group during the reported periods.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its investing activities, including deposits with banks and financial institutions and foreign exchange transactions. Credit risk relates primarily to customer credit limits, which are subject to certain credit rating rules and authorization processes. However, the majority of the Group customer base tend to be blue chip global companies and therefore such customers usually have strong credit ratings. Group’s sales are concentrated such that 43% of sales in 2023 and 45% of sales in 2022 are with customers based in the U.S.

The maximum default risk for the Group is equivalent to the net receivables reported in the Consolidated Financial Statements. The Group have historically almost non-existent credit losses and based on historical data together with a forward-looking assessment, the 2023 expected credit loss for trade receivables is disclosed in Note 18, ‘Trade receivables’.

The Group´s cash at bank is held in Investment Grade credit rated banks. To mitigate the counterparty risk cash is distributed among different banks and it is monitored on a regular basis.

Other financial assets at amortized cost include rental deposits. The credit risk for other financial assets at amortized cost as at December 31, 2023 and 2022 is not material and no credit loss reserve has been recognized.
Liquidity risk

Cash at bank allows the Group to meet its liquidity risk obligations as they come due. Following the Initial Public Offering of the Group in March, 2021 the liquidity risk has been managed by cash at bank deposits.

The following table includes an analysis of the Company’s financial liabilities, grouped according to their maturity dates based on contractual undiscounted payments and considers the period remaining until their contractual maturity date as at December 31, 2023 and 2022:

	amounts in thousands USD
As per December 31, 2023	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Lease liabilities (Note 15.1)	32,721	4,145	11,285	8,077	9,214
Accounts payable (Note 15.2)	18,758	18,758	—	—	—
Salaries and wages (Note 15.2)	9,530	9,530	—	—	—
Royalties (Note 15.2)	5,043	5,043	—	—	—
Accrued expenses (Note 15.2)	8,021	8,021	—	—	—

As per December 31, 2022	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Lease liabilities (Note 15.1)	11,187	2,161	3,390	2,866	2,770
Accounts payable (Note 15.2)	6,885	6,885	—	—	—
Salaries and wages (Note 15.2)	10,185	10,185	—	—	—
Royalties (Note 15.2)	2,321	2,321	—	—	—
Accrued expenses (Note 15.2)	6,925	6,925	—	—	—
Capital management
For the purpose of the Group's capital management, capital includes issued capital, other contributed capital and all other equity reserves attributable to the equity holders of the Company. The Group's capital structure and dividend policy is decided by the board of directors, The Financial operations continuously reviews the Group's capital structure considering amongst other things, market conditions, financial flexibility, business risk, and growth rate. The primary objective of the Group's’ capital management is to maximize the shareholder value.